Other assets (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other assets
Property, plant and equipment	£ 4,928	£ 4,351
Deferred tax (Note 7)	1,011	1,412
Assets of disposal groups (1)	66	1,404
Prepayments	380	435
Accrued income	275	317
Interests in associates (2)	436	404
Pension schemes in net surplus (Note 5)	614	520
Tax recoverable	46	37
Other assets	554	925
Total other assets	8,310	9,805
Alawwal Bank
Other assets
Interests in associates (2)	0	1,179
Business Growth Fund
Other assets
Interests in associates (2)	£ 424	£ 387